Balance Sheet Components (Tables)	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31,		September 30, 2019
	2017	2018
			(unaudited)
	(in thousands)
Computer, equipment and software	$189	$652	$1,961
Furniture and fixtures	396	730	922
Capitalized internal-use software	1,636	5,653	9,293
Leasehold improvements	357	585	886

Property and equipment	2,578	7,620	13,062
Less: accumulated depreciation	(519)	(1,783)	(4,087)

Property and equipment, net	$2,059	$5,837	$8,975

Schedule of Intangible Assets

Intangible assets consisted of the following as of December 31, 2017:

	Gross Value	Accumulated Amortization	Net Book Value	Weighted- Average Remaining Useful Life
	(in thousands)			(years)
Developed technology	$170	$(11)	$159	4.7
Trade name	8	(1)	7	2.7

Total	$178	$(12)	$166

Intangible assets consisted of the following as of December 31, 2018:

	Gross Value	Accumulated Amortization	Net Book Value	Weighted- Average Remaining Useful Life
	(in thousands)			(years)
Customer relationships	$3,890	$(266)	$3,624	9.3
Developed technology	1,820	(329)	1,491	4.3
Trade names	48	(9)	39	1.4

Total	$5,758	$(604)	$5,154

Intangible assets consisted of the following as of September 30, 2019 (unaudited):

	Gross Value	Accumulated Amortization	Net Book Value	Weighted- Average Remaining Useful Life
	(in thousands)			(years)
Customer relationships	$8,190	$(977)	$7,213	7.3
Developed technology	11,020	(1,428)	9,592	5.9
Trade names	448	(88)	360	4.2

Total	$19,658	$(2,493)	$17,165

Finite-lived Intangible Assets Amortization Expense

Amortization expense for intangible assets for the years ended December 31, 2017 and 2018 and the nine months ended September 30, 2018 and 2019 (unaudited) is as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018	2018	2019
			(unaudited)
	(in thousands)
Customer relationships	$—	$266	$179	$669
Developed technology	11	318	178	1,149
Trade names	1	8	11	71

Total	$12	$592	$368	$1,889

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The expected future amortization expense related to intangible assets as of December 31, 2018 was as follows:

Year Ended December 31,	Amount
(in thousands)
2019	$744
2020	761
2021	753
2022	742
2023	485
Thereafter	1,669

Total	$5,154

The expected future amortization expense related to intangible assets as of September 30, 2019 (unaudited) was as follows:

Year Ended December 31,	Amount
(unaudited)
(in thousands)
Remainder of 2019	$696
2020	2,769
2021	2,762
2022	2,750
2023	2,494
Thereafter	5,694

Total	$17,165

Schedule of Goodwill

Goodwill consisted of the following:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018
			(unaudited)
	(in thousands)
Beginning balance	$—	$2,486	$15,709
Goodwill acquired (Note 3)	2,486	13,223	20,085

Ending balance	$2,486	$15,709	$35,794

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,		September 30, 2019
	2017	2018
			(unaudited)
	(in thousands)
Short-term deposits	$130	$718	$180
Prepaid rent	179	227	339
Other prepaid expenses	980	2,084	5,981
Escrow deposit, current	—	1,750	2,100
Interest receivable	—	—	652
Other current assets	4	156	98

Total	$1,293	$4,935	$9,350

Schedule of Noncurrent Other Assets

Other noncurrent assets consisted of the following:

	December 31,		September 30, 2019
	2017	2018
			(unaudited)
	(in thousands)
Escrow deposit, noncurrent	$—	$5,250	$3,150
Other	92	235	397

Total	$92	$5,485	$3,547

Schedule of Accrued Liabilities and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,		September 30, 2019
	2017	2018
			(unaudited)
	(in thousands)
Accrued payroll and employee benefits	$1,148	$1,447	$2,214
Accrued bonus	2,686	5,857	6,671
Accrued sales and use taxes	706	1,887	2,003
Accrued rebates	160	609	1,485
Vendor accruals	19	1,574	5,337
Accrued commissions	714	1,470	2,639
Contingent consideration, current	—	1,316	5,336
ESPP contribution withheld	—	—	880
Accrued professional services	13	295	582
Other accrued expenses	648	1,697	1,656

Total	$6,094	$16,152	$28,803